Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earning per share - basic and diluted

	2012	2011	2010
Basic earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Basic earnings (loss) per share	$0.21	$0.18	$(1.15)

Diluted earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Average shares outstanding	4,839,114	4,839,114	4,839,114
Effect of dilutive stock options	0	0	0

Average shares outstanding including dilutive stock options	4,839,114	4,839,114	4,839,114

Diluted earnings (loss) per share	$0.21	$0.18	$(1.15)

Summary of anti-dilutive shares

	2012	2011	2010
Anti-dilutive shares—option shares	215,343	270,634	270,835
Anti-dilutive shares—warrant shares	287,133	287,133	287,133

Total anti-dilutive shares	502,476	557,767	557,968